UNITED STATES
					SECURITIES AND EXCHANGE COMMISSION
						Washington, D.C. 20549

							   FORM 13F

						FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
						    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fairholme Capital Management L.L.C.
Address: 51 JFK Parkway
         Short Hills, New Jersey 07078

13F File Number:   28-6994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Bruce Berkowitz
Title:  Managing Member
Phone:  973-379-6557
Signature,  Place,  and Date of Signing:

Bruce Berkowitz, Short Hills, New Jersey  February 14, 2003

Report Type  (Check only one.):

[ x ]         13F HOLDINGS REPORT.

[   ]         13F NOTICE.

[   ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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					FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    0

Form 13F Information Table Entry Total: 47

Form 13F Information Table Value Total: $542,903

List of Other Included Managers:

No.  13F File Number   Name:


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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AHT CORPORATION                COM              00130R103        0 75000.0000SH      SOLE                                 75000.0000
ALLEGHANY CORP DEL             COM              017175100     1176 6625.0000SH       SOLE                6624.0000            1.0000
ALLSTAR INNS INC COM           COM              019889104        0 17900.0000SH      SOLE                                 17900.0000
AMERCO COM                     COM              023586100      314 71050.0000SH      SOLE                                 71050.0000
AMERICAN EXPRESS CO            COM              025816109      304 8603.0000SH       SOLE                                  8603.0000
BARRICK GOLD CORP COM          COM              067901108      157 10200.0000SH      SOLE                                 10200.0000
BERKSHIRE HATHAWAY CL A        COM              084670108   140335 1929.0000SH       SOLE                  79.0000         1850.0000
BERKSHIRE HATHAWAY CL B        COM              084670207    80776 33337.0000SH      SOLE                6820.0000        26517.0000
CITIBANK WEST FSB-SCLP         COM              17306J202       17 12006.0000SH      SOLE                                 12006.0000
CITIGROUP                      COM              172967101      495 14066.0000SH      SOLE                                 14066.0000
COAST SAVINGS LITIGATION RTS   COM              19034q110       56 156200.0000SH     SOLE                                 156200.00
COCA COLA CO                   COM              191216100     1755 40030.0000SH      SOLE                                 40030.0000
DOVER MOTORSPORTS INC COM      COM              260174107       88 19000.0000SH      SOLE               19000.0000
ELAN PLC ADR                   COM              284131208       25 10000.0000SH      SOLE                                 10000.0000
ETHAN ALLEN INTERIORS COM      COM              297602104     5400 157100.0000SH     SOLE               38000.0000        119100.00
FEDERAL HOME LN MTG CP         COM              313400301     1063 18000.0000SH      SOLE                                 18000.0000
FIRST UNION REAL ESTATE EQ&MTG COM              337400105      730 409975.0000SH     SOLE               36600.0000        373375.0
GATEWAY INC                    COM              367833100      565 180000.0000SH     SOLE              180000.0000
GOLDEN WEST FINL DEL COM       COM              381317106      296 4126.0000SH       SOLE                                  4126.0000
GYRODYNE CO AMER INC COM       COM              403820103      176 12026.0000SH      SOLE                                 12026.0000
HOMEFED CORP                   COM              43739D208     4098 2826410.0000SH    SOLE             1991726.0000        834684.0
HOUSEHOLD INTERNATIONAL        COM              441815107    48868 1757200.0000SH    SOLE               64300.0000        1692900.0
HVIDE MARINE INC CL A          COM              448515106        0 10000.0000SH      SOLE                                 10000.0000
INTEL CORP                     COM              458140100      328 21064.0000SH      SOLE                                 21064.0000
LEUCADIA NATL                  COM              527288104    68180 1827379.0000SH    SOLE              237400.0000        1589979.00
LUCENT TECHNOLOGIES INC        COM              549463107       25 20000.0000SH      SOLE                                 20000.0000
MARKEL CORP                    COM              570535104    48388 235467.0000SH     SOLE               11169.0000        224298.00
MERCK & CO INC COM             COM              589331107     1354 23911.0000SH      SOLE                                 23911.0000
MERCURY GENL CORP NEW          COM              589400100    38613 1027482.0000SH    SOLE               41000.0000        986482.00
MERITOR SVGS BK PA COM         COM              590007100      114 43645.0000SH      SOLE                                 43645.0000
MICRON TECHNOLOGY INC          COM              595112103      195 20000.0000SH      SOLE                                 20000.0000
NIC INC                        COM              62914B100       71 50500.0000SH      SOLE                                 50500.0000
PFIZER INC COM                 COM              717081103      252 8251.0000SH       SOLE                                  8251.0000
SAFETY INS GROUP INC COM (REST COM              78648T100    16920 1238649.0000SH    SOLE             1238649.0000
SYSTEMAX INC                   COM              871851101       58 37500.0000SH      SOLE                                 37500.0000
U S G CORP COM NEW             COM              903293405     4380 518300.0000SH     SOLE                                 518300.0
WELLS FARGO & CO               COM              949746101     6321 134860.0000SH     SOLE                                 134860.00
WELLSFORD REAL PPTYS COM       COM              950240101      192 12171.0000SH      SOLE                                 12171.0000
WHITE MTNS INS GROUP LTD COM   COM              G9618E107     4506 13950.0000SH      SOLE                7000.0000         6950.0000
WHITE MTNS INS GROUP LTD COM ( COM              G9618E107    24225 75000.0000SH      SOLE               75000.0000
WILTEL COMMUNICATIONS COM      COM              972487102    29639 1877056.0325SH    SOLE             1877056.0325
JZ EQUITY PARTNERS PLC ORD     COM              g8309p108     5062 2995000.0000SH    SOLE             1815000.0000        1180000.0
CALIFORNIA FED CAP PFD EXCHBLE PFD              130214208      403    15500 SH       SOLE                                      15500
HOUSEHOLD CAP TR               PFD              44180s207      779    28800 SH       SOLE                                      28800
GLADSTONE CAPITAL CORP COM                      376535100     5424 329296.000SH      SOLE               116996.000        212300.000
CITIGROUP INC LITIGATION WT EX WT               172967127      783   745400 SH       SOLE                   739400              6000
TOKHEIM CORP SER C WT EXP 1020 WT               889073136        0    60000 SH       SOLE                                      60000